Share Capital	12 Months Ended
Oct. 31, 2022
Disclosure of classes of share capital [Abstract]
SHARE CAPITAL
12.	SHARE CAPITAL

a)	Authorized

Unlimited number of common shares and an unlimited number of preferred shares, without par value.

b)	Issued and outstanding

Preferred shares

No preferred shares have been issued.

Common shares

As of October 31, 2022, there were 52,566,150 common shares issued and outstanding.

During the year ended October 31, 2022, the following transactions occurred:

On November 21, 2021, the Company completed the second tranche of a private placement for 2,106,000 common shares at a price of $CDN 1.00 per common share for gross proceeds of $CDN 2,106,000 ($1,670,756). The Company incurred other offering costs associated with the second tranche of the private placement of $4,900 and issued in aggregate 21,630 common shares fair valued at $CDN 21,630 ($17,208) as finder’s fees.

On December 20, 2021, the Company completed the third and final tranche of a private placement for 1,520,000 common shares at a price of $CDN 1.00 per common share for gross proceeds of $CDN 1,520,000 ($1,186,388). The Company paid finder’s fees totaling $CDN 50,000 ($39,026) to an agent with respect to certain purchasers who were introduced by the agent. The Company incurred other offering costs associated with the third and final tranche of private placement of $5,644 and issued in aggregate 24,420 common shares fair valued at $CDN 24,420 ($19,427) as finder’s fees.

On May 30, 2022, the Company completed a private placement for 1,091,000 common shares at a price of $CDN 1.50 per common share for gross proceeds of $CDN 1,636,500 ($1,285,579). The Company paid finder’s fees totaling $14,016 to an agent with respect to certain purchasers who were introduced by the agent. The Company incurred other offering costs associated with the private placement of $8,111.

During the period ended October 31, 2021, the following transactions occurred:

On February 5, 2021, the Company issued 100 common shares at a price of $0.01 per common share for gross proceeds of $1 in connection with the incorporation of the Company.

On March 19, 2021, the Company issued 36,000,000 common shares for gross consideration of $1,367,668 for an asset purchase agreement (Note 4).

On April 1, 2021, the Company completed a private placement for 5,035,000 common shares at a price of $CDN 0.50 per common share for gross proceeds of $CDN 2,517,500 ($2,001,352). No placement agent or finder’s fees were paid in connection with the private placement. The Company incurred other offering costs associated with the private placement of $21,761, of which $924 is included in accounts payable and accrued liabilities at October 31, 2021.

On October 21, 2021, the Company completed the initial tranche of a private placement for 6,368,000 common shares at a price of $CDN 1.00 per common share for gross proceeds of $CDN 6,368,000 ($5,107,282). The Company paid finder’s fees totaling $28,927 to an agent with respect to certain purchasers who were introduced by the agent. The Company incurred other offering costs associated with the initial tranche of the private placement of $25,794, of which $52,801 is included in accounts payable and accrued liabilities at October 31, 2021.

On October 25, 2021, pursuant to a finder’s fee agreement, the Company issued 400,000 common shares to UMS Project Limited Partnership for the introduction of Copperbelt AG and earning an interest in mineral property licenses from Copperbelt AG located in Kazakhstan (Note 5).

Shares held in escrow

As a requirement of the Company’s listing on the TSX Venture Exchange on June 14, 2022 (the “Listing Date”), certain directors, officers and their affiliates were required to have their shares held in escrow by the Company’s transfer agent.

As at October 31, 2022, 2,249,056 of the Company’s common shares were held in escrow, to be released as follows:

●	1/6 of remaining escrow securities on the six-month anniversary of the Listing Date; (released subsequent to year-end)
●	1/5 of remaining escrow securities on the 12-month anniversary of the Listing Date;
●	1/4 of remaining escrow securities on the 18-month anniversary of the Listing Date;
●	1/3 of remaining escrow securities on the 24-month anniversary of the Listing Date;
●	1/2 of remaining escrow securities on the 30-month anniversary of the Listing Date; and
●	The remaining escrow securities on the 36-month anniversary of the Listing Date.

c)	Stock options

Pursuant to the Company’s Equity Incentive Plan (the “Plan”) approved by the Board of Directors, the Company grants stock options to employees, directors, officers and advisors. Under the Plan, options can be granted for a maximum term of ten years and the stock options shall vest in three equal installments, with one third of the options vesting on each of the grant date, the first-year anniversary of the grant date and the second anniversary of the grant date, unless otherwise designated by the Board. Further, the exercise price shall not be less than the price of the Company’s common shares on the date of the stock option grant.

During the year ended October 31, 2022, the Company granted options to acquire 700,000 common shares with a weighted-average grant-date fair value of $0.32 per share and a weighted-average exercise price of $0.56 ($CDN 0.73) per share.

During the period from inception on February 5, 2021 to October 31, 2021, the Company granted options to acquire 5,220,000 common shares with a weighted-average grant-date fair value of $0.22 per share and an exercise price of $0.40 ($CDN 0.50) per share.

No options were exercised during year ended October 31, 2022 and the period from inception on February 5, 2021 to October 31, 2021.

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Balance, February 5, 2021 (incorporation)	—		$—
Issued	5,220,000		0.40 ($CDN 0.50)
Cancelled	(160,000)		0.40 ($CDN 0.50)
Balance, October 31, 2021	5,060,000		0.40 ($CDN 0.50)
Issued	700,000		0.56 ($CDN 0.73)
Cancelled	(300,000)		0.40 ($CDN 0.50)
Balance, October 31, 2022	5,460,000		0.39 ($CDN 0.53)
		$

The following options were outstanding and exercisable at October 31, 2022:

Grant Date	Expiry Date	Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Life
April 15, 2021	April 14, 2026	$CDN 0.50 ($0.40)	3,700,000	2,466,666	3.45
August 5, 2021	August 4, 2026	$CDN 0.50 ($0.40)	800,000	533,334	3.76
September 24, 2021	September 23, 2026	$CDN 0.50 ($0.40)	260,000	173,332	3.90
December 7, 2021	December 7, 2026	$CDN 1.00 ($0.79)	100,000	33,333	4.10
March 2, 2022	March 2, 2027	$CDN 1.00 ($0.79)	300,000	100,000	4.34
September 22, 2022	September 22, 2027	$CDN 0.35 ($0.26)	300,000	100,000	4.90
			5,460,000	3,406,665

The weighted average remaining contractual life for options outstanding at October 31, 2022 is 3.66 years. The total fair value of options granted during the year ended October 31, 2022, was $226,528 (2021 – $1,125,565), of which $140,788 (2021 - $638,551) was recognized in share-based payments in the consolidated statement of comprehensive loss with a corresponding increase in reserves. The remaining amount of $85,740 (2021 - $497,426) will be expensed as the remaining unvested options vest. The fair value of options granted during the period from February 5, 2021 to October 31, 2021 and recognized in the current year was $352,366 in share-based payments in the consolidated statement of comprehensive loss with a corresponding increase in reserves.

As of October 31, 2022, there is a total remaining unrecognized compensation expenses of $185,313 (2021 - $497,426) which will be expensed in future reporting periods.

The Company applies the fair value method using the Black-Scholes Option Pricing Model in accounting for its stock options granted. Accordingly, share-based payments of $204,396 were recognized as personnel expenses for options granted to employees, $186,988 were recognized in directors’ fees for options granted to directors and $101,770 was recognized as exploration for options granted to employees and consultants for the year ended October 31, 2022.

A summary of the range of assumptions used to value stock options granted for the year ended October 31, 2022 and the period from inception on February 5, 2021 to October 31, 2021 is as follows:

Options	For the Year Ended October 31, 2022	For the Period from Inception on February 5, 2021 to October 31, 2021
Expected volatility	78% - 80%	75% - 79%
Risk-free interest rate	1.23% - 3.70%	0.46% - 1.03%
Expected life (in years)	3 – 5	3 – 5
Dividend rate	—	—

The expected volatility assumption is based on the historical and implied volatility of the comparable companies’ common share price. The risk-free interest rate assumption is based on yield curves on government zero-coupon bonds with a remaining term equal to the stock options’ expected life. The Company has not paid and does not anticipate paying dividends on its common stock. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of 0% in determining the expense recorded in the accompanying statements of comprehensive loss.

d)	Shares issuable for Silver Bull Warrants

Pursuant to the Distribution (Note 5), warrant holders will receive, upon exercise of any Silver Bull Warrant, one Silver Bull common share and one common share of the Company. The Company will receive $0.25 of the proceeds from the exercise of each of these warrants.

A continuity of the Company’s shares issuable for Silver Bull Warrants is as follows:

Warrants	Shares	Weighted Average Exercise Price Per Arras share issuable	Weighted Average Exercise Price Per Silver Bull Share issuable
Balance, February 5, 2021 (inception)	—	$—	$—
Issuable pursuant to the Distribution with Silver Bull	1,971,289	0.25	0.34
Balance, October 31, 2022 and 2021	1,971,289	$0.25	$0.34

No warrants were issued during the year ended October 31, 2022.

No warrants were exercised during the year ended October 31, 2022 and the period from inception on February 5, 2021 to October 31, 2021.

The following warrants were outstanding at October 31, 2022:

Expiry Date	Exercise Price	Number of Options Outstanding	Weighted Average Remaining Life
October 27, 2025	$0.25	1,971,289	2.99